Other Assets (Schedule Of Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Assets, Noncurrent Disclosure [Abstract]
Plugging and abandonment escrow account on the WCBB properties (Note 17)	$ 3,113	$ 3,113	$ 3,121
Certificates of Deposit securing letter of credit	275	275	275
Prepaid drilling costs	626	515	228
Loan commitment fees	9,141	9,388	1,495
Deposits	4	4	4
Other assets	$ 13,159	$ 13,295	$ 5,123